SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Estimated useful life	10 years
LONG-TERM INVESTMENTS
Impairment recognized	¥ 0	¥ 0	¥ 0